Commitments and Contingencies - Schedule of Operating Lease ROU Assets and Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Operating Lease ROU Assets and Lease Liabilities [Abstract]
Operating lease ROU asset		$ 180,851	$ 126,740	$ 235,373
Current portion		138,357	62,211	216,567
Non-current portion		44,472	64,529	18,806
Total		$ 182,829	$ 126,740	$ 235,373
Weighted average discount rate	3.44%		4.23%
Weighted average remaining lease term (years)	1 year 3 months 7 days		2 years 4 months 24 days